SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Annual Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2023
Laboratory equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	10.00%
Laboratory equipment [Member] | Minimum [Member] | Mainly [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	15.00%
Laboratory equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	33.00%
Laboratory equipment [Member] | Maximum [Member] | Mainly [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	25.00%
Office equipment and furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	7.00%
Office equipment and furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	15.00%
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	33.00%